Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 45,263,698	$ 5,377,114
Prepaid and other current assets	770,030	90,934
Related-party receivable	0	3,815
Total current assets	46,033,728	5,471,863
Property and equipment, net	28,794	49,355
Other assets	45,000	45,000
Total assets	46,107,522	5,566,218
Liabilities and Stockholders’ Equity
Accounts payable	1,027,021	87,027
Accrued expenses	256,754	107,950
Income taxes payable	0	17,836
Total current liabilities	1,283,775	212,813
Income taxes payable, noncurrent	0	37,212
Total liabilities	1,283,775	250,025
Commitments and contingencies (notes 7 and 10)
Stockholders’equity:
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized; zero issued and outstanding	0	0
Common stock, par value $0.0001 per share, 100,000,000 shares authorized; 12,668,393 and 4,455,790 issued and outstanding	1,267	446
Additional paid-in capital	92,686,881	42,590,042
Accumulated deficit	(47,864,401)	(37,274,295)
Total stockholders’ equity	44,823,747	5,316,193
Total liabilities and stockholders’ equity	$ 46,107,522	$ 5,566,218